Basis of preparation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basis Of Preparation
Net current liabilities	$ 13,800,000	$ 8,600,000
Current assets	1,464,436	1,288,678
Current liabilities	15,228,666	$ 9,898,647
Working capital	5,700,000
Proceeds	$ 2,500,000